Cover	Oct. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2021
Entity File Number	001-16625
Entity Registrant Name	BUNGELTD
Entity Central Index Key	0001144519
Entity Tax Identification Number	98-0231912
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	1391 Timberlake Manor Parkway
Entity Address, City or Town	Chesterfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63017
City Area Code	314
Local Phone Number	292-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value per share
Trading Symbol	BG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false